Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill and accumulated impairment losses

The gross amount of goodwill and accumulated impairment losses as of December 31, 2023 and 2024 are as follows:

	December 31, 2023	December 31, 2024
	RMB	RMB
Gross	84,609	84,609
Accumulated impairment loss	-	-
Goodwill, net	84,609	84,609